COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Pledged bank deposit for office lease agreement	$ 52
Bank guarantee, office lease agreement	$ 1,442